Leases - Components of lease expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Operating lease cost	$ 376	$ 369
Finance lease cost: Amortization of right-of-use assets	24	33
Finance lease cost: Interest on lease liabilities	5	3
Variable lease cost	6	5
Short term lease cost	48	48
Sub-lease income	(21)	(2)
Total lease expense	438	456
Land And Building [Member]
Lessee Lease Description [Line Items]
Operating lease cost	287	268
Finance lease cost: Amortization of right-of-use assets	11	13
Finance lease cost: Interest on lease liabilities	2	1
Variable lease cost	3	0
Short term lease cost	17	19
Sub-lease income	(20)	(2)
Total lease expense	300	299
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Operating lease cost	89	101
Finance lease cost: Amortization of right-of-use assets	13	20
Finance lease cost: Interest on lease liabilities	3	2
Variable lease cost	3	5
Short term lease cost	31	29
Sub-lease income	(1)	0
Total lease expense	$ 138	$ 157